Income taxes (Tables) - Li Cycle Holdings Corp [Member]	12 Months Ended
Oct. 31, 2021
Statement [Line Items]
Summary of Tabular Form Of Effective Income Tax Reconciliation
The recovery of income taxes differs from the amount obtained by applying the statutory Canadian Federal and Provincial income tax rates to the loss for the year as follows:

	October 31, 2021 $	October 31, 2020 $	October 31, 2019 $
Net loss and comprehensive loss for the period before tax	(226,559,288)	(9,275,962)	(4,100,782)
Statutory tax rates	26.5%	26.5%	26.5%

	(60,038,210)	(2,458,130)	(1,086,707)
Change in unrecognized deferred tax amounts	8,799,310	2,365,715	993,703
Non-deductible item and others	51,238,900	92,415	93,004

Income tax expense	—	—	—

Summary of temporary difference, unused tax losses and unused tax credits	Accordingly, the Company has not recognized the following deferred income tax assets in the consolidated financial statements:

	October 31, 2021 $	October 31, 2020 $	October 31, 2019 $
Tax losses and credits carryforwards	14,341,855	3,799,216	1,163,353
Share issuance costs	12,647,471	—	—
Convertible debt	250,729	—	—
Reserves and provisions	233,840	84,464	24,164
Other	97,360	—	—
Plant and equipment, due to differences in amortization	(2,732,757)	(205,158)	(184,536)
Right of use assets, net of lease liabilities	615,993	(65,395)	—

	25,454,491	3,613,127	1,002,981
Deferred tax assets not recognized	(25,454,491)	(3,613,127)	(1,002,981)

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